Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue
Total revenue	$ 137	$ 248	$ 643	$ 1,021
Cost of revenue	361	317	924	1,150
Gross margin	(224)	(69)	(281)	(129)
Operating expenses
General and administrative	1,362	1,358	7,027	3,544
Sales and marketing	290	229	830	1,115
Research and development	348	445	1,467	2,065
Total operating expenses	2,000	2,032	9,324	6,724
Loss from operations	(2,224)	(2,101)	(9,605)	(6,853)
Other expense (income), net
Interest expense	31	42	147	11
Stock warrant expense			35	9,207
Change in fair value of warrants	3	(7)	(9)	(129)
Change in fair value of PIPE Notes	(133)	(20)	97	269
Change in fair value of Yorkville Note	(30)		711
Change in fair value of crypto assets – Bitcoin	662		(798)
Realized gain on sale of crypto assets – Bitcoin	(531)		(120)
Change in fair value of derivative liability	(324)		434
Change in fair value of convertible promissory notes				17,517
Other expense		(7)	25	34
Total other expense, net	(322)	8	522	26,909
Loss before income taxes			(10,127)	(33,762)
Income tax expense			2	18
Net loss	$ (1,902)	$ (2,109)	$ (10,129)	$ (33,780)
Basic net loss per common share outstanding	$ (0.06)	$ (0.08)	$ (0.36)	$ (4.65)
Diluted net loss per common share outstanding	$ (0.06)	$ (0.08)	$ (0.36)	$ (4.65)
Basic weighted average number of common shares outstanding	34,103,724	24,922,490	28,076,512	7,271,014
Diluted weighted average number of common shares outstanding	34,103,724	24,922,490	28,076,512	7,271,014
Subscription Revenue [Member]
Revenue
Total revenue	$ 58	$ 201	$ 351	$ 878
Web Imaging Revenue [Member]
Revenue
Total revenue	$ 79	$ 47	$ 292	$ 143